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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 -------------------------------
   Address:      2365 Carillon Point
                 -------------------------------
                 Kirkland, WA 98033
                 -------------------------------

Form 13F File Number: 28-05149
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Business Manager
         -------------------------------
Phone:   (425)889-7900
         -------------------------------

Signature, Place, and Date of Signing:

          /s/ Michael Larson          Kirkland, Washington    February 13, 2009
   -------------------------------    --------------------    -----------------
             [Signature]                  [City, State]            [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                1
                                        --------------------

Form 13F Information Table Entry Total:          20
                                        --------------------

Form 13F Information Table Value Total:     $ 4,018,156
                                        --------------------
                                            (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION ("SEC").

The following footnotes correspond to the numbered footnotes contained in the Information Table.

(1) The Information Table shows the number of shares of each issuer's securities held by Cascade Investment, L.L.C. ("Cascade") that has been publicly reported, either in a Schedule 13D or Schedule 13G filed by Cascade or in a Section 16 report filed by Cascade and/or Cascade's sole member, in each case with respect to the applicable Issuer. Such number is not necessarily the number of shares actually held as of December 31, 2008. Cascade has requested confidential treatment for its holdings of Section 13(f) securities that have not been publicly disclosed as of December 31, 2008.

(2) In calculating the value, Cascade used the price per share for the applicable security as of December 31, 2008.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------       -----------------         ---------------------------------

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                           FORM 13F INFORMATION TABLE
                           As of December 31, 2008 (1)

------------------------------------------------------------------------------------------------------------------------------
           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4        COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
------------------------------------------------------------------------------------------------------------------------------
                                                                                                            VOTING AUTHORITY
                                                        VALUE (2)   SHRS OR  SH/ PUT/ INVESTMENT  OTHER   --------------------
NAME OF ISSUER                 TITLE OF CLASS   CUSIP    (X$1000) PRN AMOUNT PRN CALL DISCRETION MANAGERS SOLE   SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------
AUTONATION INC                      COM       05329W102   111,799 11,315,688 SH         OTHER       1          11,315,688
BERKSHIRE HATHAWAY INC DEL          CL A      084670108   391,230      4,050 SH         OTHER       1               4,050
CANADIAN NATL RY CO                 COM       136375102 1,279,599 34,809,544 SH         OTHER       1          34,809,544
CROCS INC                           COM       227046109     3,720  3,000,000 SH         OTHER       1           3,000,000
COCA-COLA FEMSA S.A.B. DE C.V. SPON ADR REP L 191241108    37,294    857,128 SH         OTHER       1             857,128
EASTMAN KODAK CO                    COM       277461109    52,311  7,950,000 SH         OTHER       1           7,950,000
FISHER COMMUNICATIONS INC           COM       337756209     9,406    455,700 SH         OTHER       1             455,700
FOMENTO ECONOMICO MEXICANO S   SPON ADR UNITS 344419106   678,431 22,516,795 SH         OTHER       1          22,516,795
GAMCO INVESTORS INC                 COM       361438104     2,482     90,845 SH         OTHER       1              90,845
GRUPO TELEVISA SA DE CV        SP ADR REP ORD 40049J206   301,495 20,180,400 SH         OTHER       1          20,180,400
OTTER TAIL CORP                     COM       689648103    79,474  3,406,499 SH         OTHER       1           3,406,499
PATRIOT COAL CORP                   COM       70336T104    15,054  2,408,653 SH         OTHER       1           2,408,653
PLANETOUT INC                     COM NEW     727058208       188    521,739 SH         OTHER       1             521,739
PNM RES INC                         COM       69349H107    70,757  7,019,550 SH         OTHER       1           7,019,550
REPUBLIC SVCS INC                   COM       760759100   879,233 35,467,230 SH         OTHER       1          35,467,230
SIX FLAGS INC                       COM       83001P109     3,165 10,210,600 SH         OTHER       1          10,210,600
SIX FLAGS INC                      PIERS      83001P505       360    500,000 SH         OTHER       1             500,000
STRATEGIC HOTELS & RESORTS I        COM       86272T106     7,039  4,190,000 SH         OTHER       1           4,190,000
WESTERN ASSET CLYM INFL SEC    COM SH BEN INT 95766Q106    45,625  4,224,510 SH         OTHER       1           4,224,510
WESTERN ASSET CLYM INFL OPP         COM       95766R104    49,495  4,718,300 SH         OTHER       1           4,718,300